Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables

19. CREDIT QUALITY OF FINANCING RECEIVABLES AND THE ALLOWANCE FOR DOUBTFUL RECEIVABLES

(a) Financing receivables and Allowance for doubtful receivables

The financial subsidiaries of the Company have financing receivables and Ricoh classifies them into three categories; "lease receivables", "installment loans" and "installment receivables and other". These receivables consist of a large number of smaller-balance homogenous loans, lease receivables and installment receivables. Financing receivables classified as "lease receivables" and "installment receivables and other" are resulting from sale and lease transactions of mainly office equipment. Financing receivables classified as "installment loans" are resulting from financial services.

Ricoh continuously monitors overdue financing receivables, which Ricoh considers as uncollectible risk receivables. For financing receivables with specific customer collection issues, Ricoh individually evaluates their collectability in order to determine the amount of allowance for doubtful receivables. For other financing receivables, Ricoh categorizes these receivables into groups by their nature and characteristics. Ricoh collectively evaluates the collectability by each group, using its historical experience of write-off and determines the amount of allowance for doubtful receivables.

Financing receivables and allowance for doubtful receivables as of March 31, 2011 are as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total : Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,266	73,301	46,093	639,660

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	$54,867	$8,555	$15,048	$78,470
Collectively evaluated	71,964	12,795	14,892	99,651

Total : Allowance for doubtful receivables	$126,831	$21,350	$29,940	$178,121

Financing receivables:
Individually evaluated	868,434	13,313	49,542	931,289
Collectively evaluated	6,268,265	883,145	555,337	7,706,747

Total : Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

(b) Age Analysis

Ricoh ascribes the fact of past due to credit quality indicators and classifies financing receivables into Overdue and Current.

Analysis of the age of the recorded financing receivables as of March 31, 2011 is as follows:

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,913	¥74,373	¥48,544	¥707,830
Overdue	7,433	33	1,661	9,127

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,047,145	$896,060	$584,867	$8,528,072
Overdue	89,554	398	20,012	109,964

Total: Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036